UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/18/12
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 115

Form 13F Information Table Value Total: $278,094 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

Herbalife Ltd                          COM USD SHS      G4412G101    1,192      23,066                        23,066
ACE Ltd                                    SHS          H0023R105    1,476      21,055                        21,055
Yandex N V                             SHS CLASS A      N97284108      970      49,251                        49,251
Avago Technologies LTD                     SHS          Y0486S104      832      28,842                        28,842
ABB LTD                               SPONSORED ADR     000375204    2,048     108,756                       108,756
AT&T INC                                   COM          00206R102      211       6,978                         6,978
Acme Packet Inc                            COM          004764106    1,752      56,674                        56,674
Alexion Pharmaceuticals Inc                COM          015351109    4,281      59,873                        59,873
Amazon Com Inc                             COM          023135106    2,471      14,273                        14,273
American Express Co                        COM          025816109    3,848      81,587                        81,587
Ancestry Com Inc                           COM          032803108    1,932      84,158                        84,158
Apple Inc                                  COM          037833100    9,012      22,253                        22,253
ARM Hldgs PLC                         SPONSORED ADR     042068106    7,132     257,756                       257,756
Aruba Networks Inc                         COM          043176106    1,991     107,517                       107,517
Baidu Inc                             SPON ADR REP A    056752108    4,303      36,941                        36,941
Banco Bilbao Vizcaya Argent           SPONSORED ADR     05946K101      655      76,415                        76,415
Barclays BK PLC                      DJUBS CMDT ETN36   06738c778    1,312      31,067                        31,067
Barrick Gold Corp                          COM          067901108    4,164      92,029                        92,029
Berkshire Hathaway Inc Del               CL B NEW       084670702    1,917      25,121                        25,121
Bldrs Index Fds Tr                     EMER MK 50 ADR   09348R300    2,130      55,952                        55,952
BRF-Brasil Foods S A                  SPONSORED ADR     10552T107    1,106      56,563                        56,563
Carbo Ceramics Inc                         COM          140781105    1,015       8,231                         8,231
Cenovus Energy Inc                         COM          15135U109    3,295      99,250                        99,250
Cerner Corp                                COM          156782104    2,017      32,924                        32,924
Chevron Corp New                           COM          166764100    1,044       9,816                         9,816
Chipotle Mexican Grill Inc                 COM          169656105    1,274       3,773                         3,773
Claymore Exchange Trd Fd Tr          GUG MULTI ASSET    18383M506    2,290     111,956                       111,956
Coach Inc                                  COM          189754104    3,610      59,141                        59,141
ConocoPhillips                             COM          20825C104      624       8,560                         8,560
EGA Emerging Global SHS Tr           EGS EMKTCONS ETF   268461779    2,362     107,479                       107,479
EGA Emerging Global SHS Tr           EGS BRAZ INF ETF   268461829      234      11,386                        11,386
Encana Corp                                COM          292505104      196      10,557                        10,557
Expeditors Intl Wash Inc                   COM          302130109      496      12,114                        12,114
Exxon Mobil Corp                           COM          30231G102    5,443      64,221                        64,221
FLIR Sys Inc                               COM          302445101    1,463      58,374                        58,374
General Electric Co                        COM          369604103      482      26,940                        26,940
Global X Fds                          GLB X SUPERDIV    37950E549      640      31,282                        31,282
Global X Fds                          GLB X BRAZ CON    37950E846    1,224      81,160                        81,160
Goldcorp Inc New                           COM          380956409    3,484      78,737                        78,737
Google Inc                                CL A          38259P508    1,509       2,336                         2,336
HDFC Bank Ltd                         ADR REPS 3 SHS    40415F101    1,952      74,278                        74,278
Hexcel Corp New                            COM          428291108    2,894     119,547                       119,547
Imperial Oil Ltd                         COM NEW        453038408    2,344      52,707                        52,707
Intuitive Surgical Inc                   COM NEW        46120E602    2,999       6,477                         6,477
Ishares Gold Trust                       ISHARES        464285105    2,472     162,295                       162,295
IShares Tr                            DJ SEL DIV INX    464287168    5,434     101,068                       101,068
IShares Tr                            S&P 500 INDEX     464287200    8,048      63,891                        63,891
IShares Tr                            BARCLY USAGG B    464287226      280       2,544                         2,544
IShares Tr                            MSCI EMERG MKT    464287234    6,535     172,234                       172,234
IShares Tr                              S&P500 GRW      464287309      361       5,354                         5,354
IShares Tr                            MSCI EAFE IDX     464287465    2,334      47,119                        47,119
IShares Tr                            S&P MC 400 GRW    464287606    2,669      27,037                        27,037
IShares Tr                            RUSSELL1000GRW    464287614      377       6,529                         6,529
IShares Tr                            RUSL 3000 GROW    464287671      363       7,699                         7,699
IShares Tr                             S&P EURO PLUS    464287861    2,518      74,637                        74,637
IShares Tr                             S&P SMLCP GROW   464287887      495       6,649                         6,649
IShares Tr                             S&P NTL AMTFREE  464288414      687       6,350                         6,350
IShares Tr                              HIGH YLD CORP   464288513    2,521      28,193                        28,193
IShares Tr                             RESIDENT PLS CAP 464288562    2,859      64,647                        64,647
IShares Tr                             BARCLYS INTER CR 464288638    3,312      30,897                        30,897
IShares Tr                              US PFD STK IDX  464288687    3,444      96,680                        96,680
Johnson Ctls Inc                             COM        478366107    1,733      55,442                        55,442
Kinder Morgan Energy Partne             UT LTD PARTNER  494550106      391       4,600                         4,600
LKQ Corp                                     COM        501889208    1,191      39,605                        39,605
Lululemon Athletica Inc                      COM        550021109    5,010     107,370                       107,370
Mako Surgical Corp                           COM        560879108    1,442      57,214                        57,214
Market Vectors ETF Tr                   GOLD MINER ETF  57060U100    1,236      24,036                        24,036
New Oriental Ed & Tech Grp                 SPON ADR     647581107    5,792     240,834                       240,834
Northern Oil & Gas Inc NEV                   COM        665531109    2,439     101,709                       101,709
Oracle Corp                                  COM        68389X105      335      13,059                        13,059
Pimco ETF Tr                            0-5 HIGH YIELD  72201r783    3,935      40,083                        40,083
Pimco ETF Tr                            INTER MUN BD ST 72201R866    1,279      24,070                        24,070
Plum Creek Timber Co Inc                     COM        729251108      274       7,500                         7,500
Powershares QQQ Trust                     UNIT SER 1    73935A104    1,276      22,854                        22,854
Powershares ETF Trust                   DYNA BUYBK ACH  73935X286    1,032      38,911                        38,911
Powershares ETF Trust                   HI YLD EQ DVDN  73935X302    2,564     277,198                       277,198
Powershares ETF Trust                    DYN OIL SVCS   73935X625    2,754     136,609                       136,609
Powershares ETF Trust II                INTL CORP BOND  73936q835      214       8,100                         8,100
Powershares ETF Trust II                GLOB GLD&P ETF  73936Q876    3,793      95,265                        95,265
Powershares Global ETF Trus             FDM HG YLD RAFI 73936t557    2,716     147,067                       147,067
Powershares Global ETF Trus             SOVEREIGN DEBT  73936T573      3,412   124,706                       124,706
Procter & Gamble Co                          COM        742718109      1,072    16,074                        16,074
Rayonier Inc                                 COM        754907103      1,375    30,800                        30,800
Rydex ETF Trust                          FINANCIAL ETF  78355w601      2,591    33,020                        33,020
SPDR Gold Trust                            GOLD SHS     78463V107     21,043   138,453                       138,453
SPDR Index SHS FDS                      EMERG MKTS ETF  78463X509      3,344    57,450                        57,450
SPDR Index SHS FDS                      S&P EM MKT DIV  78463X533      2,877    61,282                        61,282
SPDR Series Trust                       BRCLYS CAP CONV 78464A359        513    14,185                        14,185
SPDR Series Trust                        DB INT GVT ETF 78464A490      1,837    32,366                        32,366
SPDR Series Trust                        S&P RETAIL ETF 78464A714        668    12,713                        12,713
SPDR Series Trust                      S&P 400 MDCP GRW 78464A821        909    12,333                        12,333
Salesforce Com Inc                           COM        79466L302      3,609    35,568                        35,568
Schwab Strategic Tr                     US BRD MKT ETF  808524102      2,707    89,576                        89,576
Select Sector SPDR Tr                    SBI INT-INDS   81369Y704      3,439   101,910                       101,910
Simon Ppty Group Inc NEW                     COM        828806109        358     2,776                         2,776
Sirona Dental Systems Inc                    COM        82966c103      1,185    26,902                        26,902
Southern Co                                  COM        842587107        406     8,767                         8,767
Stericycle Inc                               COM        858912108      1,919    24,630                        24,630
Templeton Global Incom Fd                    COM        880198106        621     65,765                       65,765
Thermo Fisher Scientific In                  COM        883556102      1,112     24,717                       24,717
Toronto Dominion BK ONT                    COM NEW      891160509        296      3,952                        3,952
Vanguard World FDS                      UTILITIES ETF   92204A876      1,744     22,677                       22,677
Vanguard Intl Equity Index              ALLWRLD EX US   922042775      2,105     53,086                       53,086
Vanguard Intl Equity Index            MSCI EMR MKT ETF  922042858      4,036    105,631                      105,631
Vanguard Index FDS                         REIT ETF     922908553      2,581     44,493                       44,493
Vanguard Index FDS                     EXTEND MKT ETF   922908652      5,069     97,789                       97,789
Vanguard Index FDS                      TOTAL STK MKT   922908769      4,610     71,689                       71,689
Verizon Communications Inc                   COM        92343V104        228      5,681                        5,681
Visa Inc                                  COM CL A      92826C839      3,271     32,219                       32,219
Volcano Corporation                          COM        928645100      3,265    137,241                      137,241
WisdomTree Trust                        EMERG MKTS ETF  97717W315      5,348    104,318                      104,318
Wisdom Tree Trust                        DIV EX-FINL FD 97717w406      2,543     48,901                       48,901
Wisdom Tree Tr                          ASIA LC DBT FD  97717x842      1,039     20,739                       20,739
WisdomTree Tr                           EM LCL DEBT FD  97717x867      1,186     24,390                       24,390
Wright Express Corp                          COM        98233Q105      4,031     74,267                       74,267